Segment Reporting (Details) - Schedule of revenues by geographic areas - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 105,416,746	$ 167,744,801	$ 140,073,917
Sales Percentage	100.00%	100.00%	100.00%
Mainland China [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 96,449,118	$ 133,852,929	$ 102,253,954
Sales Percentage	92.00%	80.00%	73.00%
Hong Kong and Taiwan [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 8,948,112	$ 32,244,188	$ 29,415,528
Sales Percentage	8.00%	19.00%	21.00%
Others [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 19,516	$ 1,647,684	$ 8,404,435
Sales Percentage		1.00%	6.00%